Leases (Analysis Of Rent Expense) (Details) (USD $)	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Operating Leased Assets [Line Items]
Total rent expense	$ 185,400,000	$ 161,600,000	$ 126,300,000
Rent expense, discontinued operations	36,200,000	34,600,000	33,700,000
Rent expense, minimum, discontinued operations	33,000,000.0	31,800,000.0	30,300,000
Restaurant minimum rent
Operating Leased Assets [Line Items]
Total rent expense	146,400,000	125,800,000	100,600,000
Restaurant rent averaging expense
Operating Leased Assets [Line Items]
Total rent expense	26,900,000	24,200,000	16,700,000
Restaurant percentage rent
Operating Leased Assets [Line Items]
Total rent expense	6,600,000	6,000,000	4,900,000
Other
Operating Leased Assets [Line Items]
Total rent expense	$ 5,500,000	$ 5,600,000	$ 4,100,000